Schedule of Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset Held for Investment

UMH PROPERTIES, INC. 401(K) PLAN

SCHEDULE PURSUANT TO DEPARTMENT OF LABOR REQUIREMENTS

SCHEDULE H, PART IV – LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

EIN #: 22-1890929
Plan #: 001
	(b)	(c)
	Identity of Issue,	Description of Investment, Including	(e)
	Borrower, Lessor or	Maturity Date, Rate of Interest,	Current
(a)	Similar Party	Collateral, Par or Maturity Value	Value

	INTEREST-BEARING CASH	SHARES
	Charles Schwab Government Money Fund	100,431	$100,431
	Charles Schwab Prime Advantage Money Fund	100,445	100,445
	Charles Schwab Money Market Fund	218,833	218,833
			419,709

	COMMON/COLLECTIVE TRUSTS	UNITS
*	Principal LifeTime Hybrid Income Fund	37,086	903,775
*	Principal Stable Value Z Fund	5,849	153,036
*	Principal LifeTime Hybrid 2015 Fund	16,768	572,100
*	Principal LifeTime Hybrid 2020 Fund	15,087	582,651
*	Principal LifeTime Hybrid 2025 Fund	40,193	1,725,430
*	Principal LifeTime Hybrid 2030 Fund	97,501	4,603,980
*	Principal LifeTime Hybrid 2035 Fund	33,444	1,733,056
*	Principal LifeTime Hybrid 2040 Fund	13,919	787,056
*	Principal LifeTime Hybrid 2045 Fund	25,003	1,517,130
*	Principal LifeTime Hybrid 2050 Fund	13,170	829,379
*	Principal LifeTime Hybrid 2055 Fund	21,882	1,406,985
*	Principal LifeTime Hybrid 2060 Fund	28,894	894,083
*	Principal LifeTime Hybrid 2065 Fund	8,001	172,032
*	Principal LifeTime Hybrid 2070 Fund	877	13,594
			15,894,287

	MUTUAL FUNDS	SHARES
	Columbia Trust Dividend Income Fund	11,202	221,022
	JPMorgan US Equity Fund	68,576	1,856,353
	American Beacon Small Cap Value Fund	25	576
	Hood River Small-Cap Growth Fund	1,797	160,361
	JPMorgan Mid Cap Growth Fund	551	28,532
	T Rowe Price Blue Chip Growth Fund Inc	6,582	1,395,232
	Eaton Vance Atlanta Capital SMID-Cap Fund	21,955	818,689
	Cohen & Steers Real Estate Securities Fund	43,937	763,182
	BlackRock High Yield Portfolio	50,166	364,769
	Vanguard Mid-Cap Value Index Fund/Open-end fund	2,649	243,301
	Smallcap World Fund Inc	4,850	370,029
	American Century Growth Fund	1,808	108,626
	Invesco Oppenheimer International Growth Fund	10,032	253,410
	JPMorgan Government Bond Fund	8,574	83,760
	Fidelity Inflation Protected Bond Index Fund	781	7,126
	Fidelity US Bond Index	1,980	20,969
	Fidelity Mid Cap Index Fund	189	6,964
	Fidelity Total International Index Fund	8,761	151,749
			6,854,650

	COMMON STOCKS	SHARES
*	UMH Properties, Inc.	702,978	11,179,195
	Albertsons CO SHS Class	49	843
	Constellation Brand Class A	152	20,970
	Cracker Barrel Old CTRY	1,082	27,482
	Dave & Busters Inc.	4,364	70,740
	Johnson Outdoors Class A	159	6,749
			11,305,979

	POOLED SEPARATE ACCOUNTS	UNITS
*	Principal Largecap S&P 500 Index Fund	1,802	703,434
*	Principal Smallcap S&P 600 Index Fund	3,352	375,085
*	Principal Core Plus Bond Fund	592	93,541
			1,172,060

*	NOTES RECEIVABLE FROM PARTICIPANTS	Interest rates are between 4.25% and 9.50% with maturities through 2030	821,895
			$36,468,580

*	Denotes a party-in-interest as defined by ERISA.